Related Party Transactions - Founder Shares (Q3) (Details)		1 Months Ended	9 Months Ended	12 Months Ended
	Jan. 30, 2021 shares	Dec. 31, 2020 USD ($) shares	Sep. 30, 2023 USD ($) d $ / shares shares	Dec. 31, 2022 USD ($) Day $ / shares shares	Dec. 31, 2021 shares	Feb. 09, 2021 shares
Related Party Transaction [Line Items]
Aggregate purchase price | $			$ 25,000	$ 25,000
Class B Common Stock [Member]
Related Party Transaction [Line Items]
Stock split ratio	1.2
Common shares, shares outstanding (in shares)	12,075,000		12,075,000	12,075,000	12,075,000	10,062,500
Shares subject to forfeiture (in shares)	1,575,000
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders			20.00%	20.00%
Founder Shares [Member] | Sponsor [Member] | Class B Common Stock [Member]
Related Party Transaction [Line Items]
Aggregate purchase price | $		$ 25,000
Number of shares issued (in shares)		10,062,500
Stock split ratio	1.2	1.2
Common shares, shares outstanding (in shares)	12,075,000
Shares subject to forfeiture (in shares)	1,575,000
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders	20.00%
Shares no longer subject to forfeiture (in shares)						1,575,000
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares			$ 12	$ 12
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination			20	20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination			30	30
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences			150 days	150 days